FINANCIAL INSTRUMENTS - Reconciliation of Level 3 Assets (Liabilities) (Details) - Level 3 of fair value hierarchy - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Financial Instruments:
Balance, beginning of period	$ 85,885	$ 17,310
Total losses	(100,714)	(3,822)
Purchases	(41,180)	(43,663)
Sales	291	14,549
Settlements	38,364	(70,259)
Balance, end of period	$ 189,124	$ 85,885